Property and Equipment, Net (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property and Equipment, Net (Textual)
Depreciation expense	$ 2,635,242	$ 1,852,152	$ 1,542,352
Purchase of property and equipment	88,112	267,856	672,715
Beijing Jiate [Member] | Due To Related Parties [Member]
Property and Equipment, Net (Textual)
Purchase of property and equipment	$ 0	$ 15,539	$ 238,353